Schedule of Intangible Assets, Future Amortization Expense (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 1	$ 2,638,747
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 2	2,343,498
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 3	2,308,611
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 4	2,138,010
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 5	1,343,113
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 6	4,687,361
Land Use Rights And Intangible Assets Schedule Of Intangible Assets, Future Amortization Expense 7	$ 15,459,340